UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)

Common Stocks (95.0%)
Argentina (0.4%)
Oil, Gas & Consumable Fuels
YPF SA ADR	36,609	$1,005

Austria (2.1%)
Banks
Erste Group Bank AG	117,569	2,897

Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	48,003	2,126
		5,023
Brazil (5.9%)
Banks
Banco Bradesco SA (Preference)	264,315	2,457
Itau Unibanco Holding SA (Preference)	232,944	2,578
		5,035
Food & Staples Retailing
Raia Drogasil SA	120,809	1,084

Food Products
BRF SA	231,432	4,590

Internet Software & Services
MercadoLibre, Inc. (a)	9,283	1,137

Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	62,260	1,265

Transportation Infrastructure
CCR SA	207,000	1,057
		14,168
Chile (0.6%)
Multi-line Retail
SACI Falabella	181,969	1,392

China (15.8%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	194,000	530

Banks
Bank of China Ltd. H Shares (b)	12,196,000	7,050
China Construction Bank Corp. H Shares (b)	4,248,810	3,531
		10,581
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	120,000	805

Diversified Consumer Services
TAL Education Group ADR (a)(c)	24,218	804

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)(b)	160,000	266

Food Products
China Mengniu Dairy Co., Ltd. (b)	302,000	1,606
Uni-President China Holdings Ltd. (a)(b)	198,000	131
		1,737
Independent Power Producers & Energy Traders
CGN Power Co., Ltd. H Shares (b)(c)(d)	460,000	198
Huadian Power International Corp., Ltd. H Shares (b)	862,000	717
		915
Insurance
China Life Insurance Co., Ltd. H Shares (b)	813,000	3,575
China Pacific Insurance Group Co., Ltd. H Shares (b)	285,600	1,360
		4,935
Internet & Catalog Retail
JD.com, Inc. ADR (c)	35,488	1,043

Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (a)(c)	7,552	387
Tencent Holdings Ltd. (b)	408,000	7,713
		8,100
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	662,000	559
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,916,000	1,091
		1,650
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	396,000	1,281

Transportation Infrastructure
Shenzhen International Holdings Ltd. (b)	347,000	523

Wireless Telecommunication Services
China Mobile Ltd. (b)	368,000	4,797
		37,967
Colombia (0.8%)
Construction Materials
Cemex Latam Holdings SA (c)	154,928	804

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	590
Grupo de Inversiones Suramericana SA (Preference)	48,500	625
		1,215
		2,019
Czech Republic (1.1%)
Banks
Komercni Banka AS	11,730	2,534

Egypt (0.5%)
Banks
Commercial International Bank Egypt SAE	168,652	1,255

Hong Kong (1.6%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	1,080,300	3,745

India (10.5%)
Automobiles
Maruti Suzuki India Ltd.	40,762	2,529

Banks
HDFC Bank Ltd.	171,237	3,307
ICICI Bank Ltd.	249,315	1,256
IndusInd Bank Ltd.	189,875	2,809
		7,372
Construction Materials
Shree Cement Ltd.	11,430	1,971

Consumer Finance
Shriram Transport Finance Co., Ltd.	125,676	2,236

Information Technology Services
Tata Consultancy Services Ltd.	28,841	1,176

Machinery
Ashok Leyland Ltd. (c)	2,437,329	2,852

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	136,240	1,765
Oil & Natural Gas Corp. Ltd.	264,396	1,294
		3,059
Personal Products
Marico Ltd.	255,190	1,575

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	126,898	1,598

Wireless Telecommunication Services
Idea Cellular Ltd.	299,389	879
		25,247
Indonesia (2.6%)
Diversified Telecommunication Services
Link Net Tbk PT (c)	2,207,300	1,009
XL Axiata Tbk PT	1,504,300	499
		1,508
Media
Surya Citra Media Tbk PT	2,684,100	696

Multi-line Retail
Matahari Department Store Tbk PT	1,509,500	2,268

Pharmaceuticals
Kalbe Farma Tbk PT	8,989,200	1,281

Trading Companies & Distributors
AKR Corporindo Tbk PT	1,145,800	449
		6,202
Korea, Republic of (12.4%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	7,480	380

Automobiles
Kia Motors Corp.	35,451	1,440

Banks
KB Financial Group, Inc.	64,943	2,294
Shinhan Financial Group Co., Ltd.	32,382	1,220
		3,514
Chemicals
LG Chem Ltd.	4,211	856
Lotte Chemical Corp.	3,833	702
		1,558
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	18,965	861

Household Durables
Coway Co., Ltd.	31,521	2,594

Insurance
Samsung Life Insurance Co., Ltd.	13,787	1,200

Internet Software & Services
NAVER Corp.	3,970	2,396

Media
CJ E&M Corp. (c)	1,897	93

Personal Products
Amorepacific Corp.	330	997
Cosmax, Inc.	7,089	871
		1,868
Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	64,533	2,638

Software
Nexon Co., Ltd.	70,300	750

Specialty Retail
Hotel Shilla Co., Ltd.	16,826	1,484

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	5,246	6,800
Samsung Electronics Co., Ltd. (Preference)	1,260	1,251
		8,051

Wireless Telecommunication Services
SK Telecom Co., Ltd.	4,527	1,114
		29,941
Laos (0.2%)
Specialty Retail
Kolao Holdings (a)	34,532	531
Kolao Holdings GDR (c)	1	—	@
		531
Malaysia (0.9%)
Health Care Providers & Services
IHH Healthcare Bhd	709,400	1,150

Media
Astro Malaysia Holdings Bhd	1,116,800	963
		2,113
Mexico (6.4%)
Banks
Grupo Financiero Banorte SAB de CV Series O	255,675	1,482
Grupo Financiero Inbursa SAB de CV Series O	451,434	1,138
		2,620
Beverages
Fomento Economico Mexicano SAB de CV ADR (c)	49,315	4,611

Construction Materials
Cemex SAB de CV ADR (c)	353,939	3,352

Industrial Conglomerates
Alfa SAB de CV (c)	1,203,356	2,434

Multi-line Retail
El Puerto de Liverpool SAB de CV (c)	77,249	906

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	77,502	1,585
		15,508
Pakistan (0.6%)
Banks
United Bank Ltd.	974,500	1,471

Panama (0.4%)
Airlines
Copa Holdings SA, Class A (a)	9,063	915

Peru (1.1%)
Banks
Credicorp Ltd.	19,332	2,719

Philippines (4.2%)
Banks
BDO Unibank, Inc.	430,810	1,191

Metropolitan Bank & Trust Co.	1,056,368	2,305
		3,496
Beverages
LT Group, Inc.	3,193,000	1,162

Diversified Financial Services
Metro Pacific Investments Corp.	13,831,800	1,495

Industrial Conglomerates
DMCI Holdings, Inc.	2,575,800	893
SM Investments Corp.	108,872	2,190
		3,083
Transportation Infrastructure
International Container Terminal Services, Inc.	409,980	986
		10,222
Poland (3.5%)
Banks
Bank Pekao SA	46,079	2,235
Bank Zachodni WBK SA	10,216	930
		3,165
Food & Staples Retailing
Jeronimo Martins SGPS SA	182,557	2,295

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA	76,656	1,198

Road & Rail
PKP Cargo SA	53,665	1,248

Textiles, Apparel & Luxury Goods
CCC SA	12,592	608
		8,514
Qatar (0.3%)
Diversified Telecommunication Services
Ooredoo QSC	26,727	729

Russia (1.3%)
Internet Software & Services
Mail.ru Group Ltd. GDR (c)	54,676	1,077
Yandex N.V., Class A (c)	63,073	956
		2,033
Oil, Gas & Consumable Fuels
NovaTek OAO (Registered GDR)	14,271	1,062
		3,095
South Africa (6.2%)
Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	435,748	1,520

Household Durables
Steinhoff International Holdings Ltd.	339,044	2,125

Media
Naspers Ltd., Class N	28,549	4,384

Paper & Forest Products
Mondi PLC	116,952	2,247

Wireless Telecommunication Services
MTN Group Ltd.	162,345	2,736
Vodacom Group Ltd. (a)	172,867	1,891
		4,627
		14,903
Switzerland (0.7%)
Beverages
Coca-Cola HBC AG (c)	94,805	1,702

Taiwan (9.8%)
Diversified Financial Services
Chailease Holding Co., Ltd.	713,835	1,777
Fubon Financial Holding Co., Ltd.	1,069,000	1,916
		3,693
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	213,000	1,341
Largan Precision Co., Ltd.	21,000	1,800
		3,141
Food Products
Uni-President Enterprises Corp.	876,991	1,468

Health Care Equipment & Supplies
Ginko International Co., Ltd.	46,000	528

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	903,000	1,225
Epistar Corp.	455,000	732
Hermes Microvision, Inc.	20,441	1,176
MediaTek, Inc.	55,000	743
Taiwan Semiconductor Manufacturing Co., Ltd.	1,292,455	5,996
		9,872
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	144,000	1,506
Pegatron Corp.	248,000	670
		2,176
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	89,404	1,172

Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.	226,000	545

Taiwan Mobile Co., Ltd.	264,000	921
		1,466
		23,516
Thailand (4.3%)
Banks
Kasikornbank PCL NVDR	152,300	1,070

Chemicals
Indorama Ventures PCL (Foreign)	1,395,600	1,113

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	994,200	1,067

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	169,300	1,682

Professional Services
DKSH Holding AG	19,507	1,590

Real Estate Management & Development
Land and Houses PCL (Foreign)	3,798,000	1,134
Land and Houses PCL NVDR	284,420	85
		1,219
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	265,600	1,933
Total Access Communication PCL (Foreign)	227,600	573
Total Access Communication PCL NVDR	66,400	167
		2,673
		10,414
United States (0.8%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	24,503	1,929
Total Common Stocks (Cost $194,003)		228,779

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $1,434)	3,850,700	1,231

Short-Term Investments (6.7%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	4,836,258	4,836

	Face Amount (000)	Value (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $365; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $372)	$365	365
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $912; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $985)	912	912
		1,277
Total Securities held as Collateral on Loaned Securities (Cost $6,113)		6,113

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $9,910)	9,909,781	9,910
Total Short-Term Investments (Cost $16,023)		16,023
Total Investments (102.2%) (Cost $211,460) Including $6,095 of Securities Loaned (g)(h)+		246,033
Liabilities in Excess of Other Assets (-2.2%)		(5,241)
Net Assets (100.0%)		$240,792

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $6,095,000 and $6,319,000, respectively. The Fund received cash collateral of approximately $6,319,000, of which approximately $6,113,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $206,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $185,934,000 and 77.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $211,460,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $34,573,000 of which approximately $48,199,000 related to appreciated securities and approximately $13,626,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	81,008	$675	4/2/15	USD	674	$674	$(1)
State Street Bank and Trust Co.	USD	34	34	4/2/15	JPY	4,159	35	1
State Street Bank and Trust Co.	USD	639	639	4/2/15	JPY	76,849	641	2
UBS AG	EUR	6,537	7,031	4/16/15	USD	6,939	6,939	(92)
State Street Bank and Trust Co.	JPY	86,284	720	5/7/15	USD	718	718	(2)
			$9,099				$9,007	$(92)

EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.1%
Banks	19.9
Wireless Telecommunication Services	7.1
Internet Software & Services	5.7
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $92,000.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$380	$—	$380
Airlines	915	—	—	915
Automobiles	—	4,499	—	4,499
Banks	10,374	37,355	—	47,729
Beverages	4,611	3,669	—	8,280
Chemicals	—	2,671	—	2,671
Construction & Engineering	—	861	—	861
Construction Materials	4,156	1,971	—	6,127
Consumer Finance	—	2,236	—	2,236
Diversified Consumer Services	804	—	—	804
Diversified Financial Services	1,215	5,188	—	6,403
Diversified Telecommunication Services	—	2,237	—	2,237
Electronic Equipment, Instruments & Components	—	3,141	—	3,141
Energy Equipment & Services	—	266	—	266
Food & Staples Retailing	1,084	2,295	—	3,379
Food Products	4,590	3,205	—	7,795
Health Care Equipment & Supplies	—	528	—	528
Health Care Providers & Services	—	2,670	—	2,670
Hotels, Restaurants & Leisure	1,929	1,067	—	2,996
Household Durables	—	4,719	—	4,719
Independent Power Producers & Energy Traders	—	915	—	915
Industrial Conglomerates	2,434	3,083	—	5,517
Information Technology Services	—	1,176	—	1,176
Insurance	—	8,261	—	8,261
Internet & Catalog Retail	1,043	—	—	1,043
Internet Software & Services	2,480	11,186	—	13,666
Machinery	—	2,852	—	2,852
Media	—	6,136	—	6,136
Multi-line Retail	2,298	2,268	—	4,566
Oil, Gas & Consumable Fuels	2,270	7,001	—	9,271
Paper & Forest Products	—	2,247	—	2,247
Personal Products	—	3,443	—	3,443
Pharmaceuticals	—	4,529	—	4,529
Professional Services	—	1,590	—	1,590
Real Estate Management & Development	—	2,500	—	2,500
Road & Rail	—	1,248	—	1,248
Semiconductors & Semiconductor Equipment	—	12,510	—	12,510
Software	—	750	—	750
Specialty Retail	—	2,015	—	2,015
Tech Hardware, Storage & Peripherals	—	10,227	—	10,227
Textiles, Apparel & Luxury Goods	—	5,525	—	5,525
Trading Companies & Distributors	—	449	—	449
Transportation Infrastructure	1,057	1,509	—	2,566
Wireless Telecommunication Services	1,585	15,556	—	17,141
Total Common Stocks	42,845	185,934	—	228,779
Investment Company	—	1,231	—	1,231
Short-Term Investments
Investment Company	14,746	—	—	14,746
Repurchase Agreements	—	1,277	—	1,277
Total Short-Term Investments	14,746	1,277	—	16,023
Foreign Currency Forward Exchange Contracts	—	3	—	3
Total Assets	57,591	188,445	—	246,036
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(95)	—	(95)
Total	$57,591	$188,350	$—	$245,941

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, a security with a total value of approximately $198,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at March 31, 2015. As of March 31, 2015, securities with a total value of approximately $16,442,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at March 31, 2015.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015